Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Required to be Made under Non-Cancellable Operating Leases and Capital Leases

At December 31, 2017, the Company was obligated under non-cancellable operating leases to make future minimum lease payments as follows:

Years ending December 31,	(In thousands)
2018	$39,429
2019	35,525
2020	33,754
2021	35,293
2022	32,458
Thereafter	1,360,206
Total minimum lease payments	$1,536,665